Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Entity File Number	001-13422
Entity Registrant Name	AGNICO EAGLE MINES LIMITED
Entity Incorporation, State or Country Code	A6
Entity Tax Identification Number	98-0357066
Entity Address, Address Line One	145 King Street East, Suite 400
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5C 2Y7
Entity Address, State or Province	ON
City Area Code	416
Local Phone Number	947-1212
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	AEM
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	456,465,296
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Central Index Key	0000002809
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1263
Auditor Location	Toronto, Canada
Business Contact [Member]
Document Information
Entity Address, Address Line One	900 Third Avenue, 24th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10022
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	588-5505
Contact Personnel Name	Davies Ward Phillips & Vineberg LLP